Other financial liabilities and other liabilities_Details of other financial liabilities and other liabilities (Details) $ in Thousands, ₩ in Millions	Jun. 30, 2018 KRW (₩)	Jun. 30, 2018 USD ($)	Dec. 31, 2017 KRW (₩)
Other financial liabilities and other liabilities [Line Items]
Total of other financial liabilities	₩ 21,408,267	$ 19,255,502	₩ 13,892,461
Other liabilities	302,913	$ 272,453	283,981
Total of other financial liabilities and other liabilities	21,711,180		14,176,442
Present value discount
Other financial liabilities and other liabilities [Line Items]
Total of other financial liabilities	(2,396)		(1,597)
Account payables | Gross carrying amount [Member]
Other financial liabilities and other liabilities [Line Items]
Total of other financial liabilities	9,021,786		4,692,320
Accrued expenses | Gross carrying amount [Member]
Other financial liabilities and other liabilities [Line Items]
Total of other financial liabilities	1,809,499		2,049,861
Borrowings from trust accounts | Gross carrying amount [Member]
Other financial liabilities and other liabilities [Line Items]
Total of other financial liabilities	3,999,899		3,271,817
Agency business revenue | Gross carrying amount [Member]
Other financial liabilities and other liabilities [Line Items]
Total of other financial liabilities	258,497		344,591
Domestic exchange payables | Gross carrying amount [Member]
Other financial liabilities and other liabilities [Line Items]
Total of other financial liabilities	4,229,125		590,667
Foreign exchange payables | Gross carrying amount [Member]
Other financial liabilities and other liabilities [Line Items]
Total of other financial liabilities	604,344		1,309,646
Other miscellaneous financial liabilities | Gross carrying amount [Member]
Other financial liabilities and other liabilities [Line Items]
Total of other financial liabilities	1,487,513		1,635,156
Unearned Income | Gross carrying amount [Member]
Other financial liabilities and other liabilities [Line Items]
Other liabilities	178,799		180,664
Other miscellaneous liabilities | Gross carrying amount [Member]
Other financial liabilities and other liabilities [Line Items]
Other liabilities	₩ 124,114		₩ 103,317